iShares
®
U.S. Utilities ETF
Schedule of Investments
(unaudited)
July 31, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Commercial Services & Supplies  —  9 .4%
Clean Harbors, Inc.
(a)
...................... 45,947 $ 14,375,898
GFL Environmental, Inc. .................... 235,080 9,713,506
Republic Services, Inc. , Class A ............... 180,084 37,916,686
Waste Management, Inc. .................... 336,864 76,316,539
138,322,629
a
Electric Utilities  —  57 .5%
Alliant Energy Corp. ....................... 233,876 16,553,743
American Electric Power Co., Inc. .............. 493,031 63,034,013
Constellation Energy Corp. .................. 290,263 76,266,603
Duke Energy Corp. ....................... 705,142 88,445,961
Edison International ....................... 344,661 25,287,778
Entergy Corp. ........................... 414,032 44,558,124
Evergy, Inc. ............................. 208,472 17,305,261
Eversource Energy ....................... 340,334 24,364,511
Exelon Corp. ............................ 927,450 42,495,759
FirstEnergy Corp. ........................ 497,893 24,053,211
IDACORP, Inc. .......................... 50,144 7,166,079
NextEra Energy, Inc. ...................... 1,889,435 164,229,690
NRG Energy, Inc. ......................... 184,108 24,723,863
OGE Energy Corp. ........................ 186,380 8,825,093
Oklo, Inc. , Class A
(a) (b)
...................... 127,044 4,933,119
PG&E Corp. ............................ 1,985,598 34,509,693
Pinnacle West Capital Corp. ................. 109,612 11,069,716
PPL Corp. ............................. 681,144 23,983,080
Southern Co. (The) ....................... 1,021,379 96,561,171
Xcel Energy, Inc. ......................... 565,071 44,188,552
842,555,020
a
Gas Utilities  —  3 .0%
Atmos Energy Corp. ....................... 149,261 25,789,316
MDU Resources Group, Inc. ................. 184,605 3,682,870
National Fuel Gas Co. ..................... 84,992 6,995,691
UGI Corp. .............................. 194,645 7,030,577
43,498,454
a
Independent Power and Renewable Electricity Producers  —  5 .2%
AES Corp. (The) ......................... 643,368 9,444,642
Brookfield Renewable Corp. ................. 122,439 4,083,341
Clearway Energy, Inc. , Class C ............... 108,907 3,455,619
Talen Energy Corp.
(a)
...................... 40,771 13,621,591
Security Shares Value
a
Independent Power and Renewable Electricity Producers (continued)
Vistra Corp. ............................ 304,429 $ 45,113,334
75,718,527
a
Multi-Utilities  —  22 .4%
Ameren Corp. ........................... 250,179 27,422,120
CenterPoint Energy, Inc. .................... 591,994 24,887,428
CMS Energy Corp. ........................ 278,159 20,024,666
Consolidated Edison, Inc. ................... 333,616 36,314,102
Dominion Energy, Inc. ...................... 796,365 55,084,567
DTE Energy Co. ......................... 187,927 26,661,203
NiSource, Inc. ........................... 433,057 19,240,722
Public Service Enterprise Group, Inc. ........... 451,757 34,640,727
Sempra ............................... 591,736 52,398,223
WEC Energy Group, Inc. .................... 295,004 32,279,338
328,953,096
a
Water Utilities  —  2 .3%
American Water Works Co., Inc. ............... 176,353 23,661,282
Essential Utilities, Inc. ...................... 256,369 10,216,305
33,877,587
a
Total Long-Term Investments — 99.8%
(Cost: $ 1,517,569,234 ) ............................... 1,462,925,313
a
Short-Term Securities
Money Market Funds  —  0 .5%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.81%
(c) (d) (e)
...................... 5,058,255 5,059,772
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(c) (d)
............................ 2,907,009 2,907,009
a
Total Short-Term Securities — 0.5%
(Cost: $ 7,966,443 ) .................................. 7,966,781
Total Investments — 100.3%
(Cost: $ 1,525,535,677 ) ............................... 1,470,892,094
Liabilities in Excess of Other Assets — ( 0 .3 ) % ............... (4,942,788)
Net Assets — 100.0% ................................. $ 1,465,949,306
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/26
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
  Shares
Held at
07/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ —  $ 5,060,372
(a)
$ —  $ (938) $ 338  $ 5,059,772  5,058,255  $ 1,166
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 2,550,563  356,446
(a)
—  —  —  2,907,009  2,907,009  20,485  —
$ —  $ (938) $ 338
$ 7,966,781
$ 21,651  $ —

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
U.S. Utilities ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Utilities Select Sector Index ......................................................... 33 09/18/26 $ 2,962 $ (62,935)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks .......................................... $ 1,462,925,313  $ —  $ —  $ 1,462,925,313
Short-Term Securities
Money Market Funds ....................................... 7,966,781  —  —  7,966,781
$ 1,470,892,094  $ —  $ —  $ 1,470,892,094
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ............................................ $ (62,935) $ —  $ —  $ (62,935)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.